Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Special Situations Income Fund

For the period ended March 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.45%

CORPORATE BONDS 41.48%

Airlines 3.88%
Azul Investments LLP	5.875%	10/26/2024	$2,000,000	$1,937,895
Azul Secured Finance LLP†	11.93%	8/28/2028	2,000,000	2,051,686
Total				3,989,581

Auto Manufacturers 0.53%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.00%	3/31/2029	536,000	546,272

Commercial Services 1.69%
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	1,776,000	1,737,349

Diversified Financial Services 3.11%
Aretec Group, Inc.†	7.50%	4/1/2029	1,000,000	953,110
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%	9/15/2024	2,367,062	2,246,992
Total				3,200,102

Environmental Control 1.45%
Madison IAQ LLC†	5.875%	6/30/2029	1,625,000	1,488,329

Internet 1.63%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	1,625,000	1,675,768

Leisure Time 2.01%
NCL Corp. Ltd.†	3.625%	12/15/2024	2,100,000	2,070,421

Lodging 3.70%
Full House Resorts, Inc.†	8.25%	2/15/2028	2,981,000	2,851,280
Studio City Finance Ltd. (Hong Kong)(a)	6.50%	1/15/2028	1,000,000	953,550
Total				3,804,830

Machinery-Diversified 1.77%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	514,000	557,921
SPX FLOW, Inc.†	8.75%	4/1/2030	1,252,000	1,265,602
Total				1,823,523

Metal Fabricate-Hardware 3.30%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	3,625,000	3,397,470

Mining 1.49%
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026	1,500,000	1,539,471

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 6.15%
Nabors Industries Ltd.†	7.50%		1/15/2028	$2,575,000	$2,417,672
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)	9.625%		4/15/2029	1,500,000	1,450,448
Transocean, Inc.	7.50%		4/15/2031	2,650,000	2,466,264
Total					6,334,384

Oil & Gas Services 0.84%
KLX Energy Services Holdings, Inc.†	11.50%		11/1/2025	867,000	868,776

Packaging & Containers 1.30%
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	1,350,000	1,340,773

Retail 8.63%
CEC Entertainment LLC†	6.75%		5/1/2026	2,250,000	2,237,612
Foundation Building Materials, Inc.†	6.00%		3/1/2029	1,750,000	1,611,099
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	1,925,000	1,571,435
LBM Acquisition LLC†	6.25%		1/15/2029	2,340,000	2,196,248
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	1,250,000	1,263,877
Total					8,880,271
Total Corporate Bonds (cost $40,990,800)					42,697,320

FLOATING RATE LOANS(b) 51.97%

Aerospace/Defense 4.58%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(a)	12.072% (3 mo. USD Term SOFR + 6.50%)		12/6/2024	4,400,000	4,394,500
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	–	(c)	3/6/2025	377,211	320,865
Total					4,715,365

Building Materials 7.18%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	2,427,431	2,221,864
Cornerstone Building Brands, Inc. 2022 Term Loan	10.95% (1 mo. USD Term SOFR + 5.63%)		8/1/2028	2,959,560	3,006,424
CP Atlas Buyer, Inc. 2021 Term Loan B	9.18% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	2,187,173	2,165,017
Total					7,393,305

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 2.93%
Cyanco Intermediate 2 Corp. 2023 Term Loan B	10.077% (1 mo. USD Term SOFR + 4.75%)		7/10/2028	$854,279	$858,909
DCG Acquisition Corp. Term Loan B	9.93% (1 mo. USD Term SOFR + 4.50%)		9/30/2026	2,156,160	2,160,882
Total					3,019,791

Distribution/Wholesale 0.97%
Barentz International BV 2024 USD Term Loan B (Netherlands)(a)	–	(c)	3/3/2031	997,547	1,002,534

Diversified Financial Services 4.82%
Advisor Group, Inc. 2023 Term Loan B	9.827% (1 mo. USD Term SOFR + 4.50%)		8/17/2028	1,342,205	1,348,997
Advisor Group, Inc. 2024 Term Loan	–	(c)	8/17/2028	680,851	684,296
Minotaur Acquisition, Inc. Term Loan B	10.18% (1 mo. USD Term SOFR + 4.75%)		3/27/2026	2,922,656	2,929,232
Total					4,962,525

Entertainment 2.09%
ECL Entertainment LLC 2023 Term Loan B	10.08% (1 mo. USD Term SOFR + 4.75%)		8/31/2030	2,136,681	2,150,303

Health Care Services 0.80%
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%)		9/27/2030	824,000	819,934

Leisure Time 1.84%
Life Time Fitness, Inc. 2023 1st Lien Term Loan B	9.574% (3 mo. USD Term SOFR + 4.00%)		1/15/2026	1,874,941	1,888,609

Lodging 3.06%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.702% (3 mo. USD Term SOFR + 4.25%)		12/11/2028	3,191,022	3,151,134

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 6.29%
CPM Holdings, Inc. 2023 Term Loan	9.826% (1 mo. USD Term SOFR + 4.50%)	9/28/2028	$595,508	$597,050
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.071% (3 mo. USD Term SOFR + 6.50%)	5/21/2029	2,880,000	2,854,800
LSF12 Badger Bidco LLC Term Loan B	11.33% (1 mo. USD Term SOFR + 6.00%)	8/30/2030	3,008,646	3,025,584
Total				6,477,434

Metal Fabricate/Hardware 2.92%
Tank Holding Corp. 2022 Term Loan	11.177% (1 mo. USD Term SOFR + 5.75%)	3/31/2028	2,243,008	2,220,937
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(d)	11.429% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	239,528	237,133
Tank Holding Corp. 2023 Incremental Term Loan	11.427% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	554,400	548,856
Total				3,006,926

Oil & Gas 4.66%
Par Petroleum LLC 2023 Term Loan B	9.693% (3 mo. USD Term SOFR + 4.25%)	2/28/2030	1,354,793	1,358,600
Waterbridge Midstream Operating LLC Term Loan B	11.336% (3 mo. USD Term SOFR + 5.75%)	6/22/2026	3,426,375	3,434,410
Total				4,793,010

Pipelines 7.30%
Epic Crude Services LP Term Loan B	10.605% (3 mo. USD Term SOFR + 5.00%)	3/2/2026	3,005,854	3,015,788
Epic Y-Grade Services LP 2020 Term Loan	11.329% (1 mo. USD Term SOFR + 6.00%)	6/30/2027	4,492,416	4,498,032
Total				7,513,820

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 2.53%
Fogo De Chao, Inc. 2023 Term Loan B	10.077% (1 mo. USD Term SOFR + 4.75%)	9/30/2030	$2,618,438	$2,603,238
Total Floating Rate Loans (cost $52,949,631)				53,497,928
Total Long-Term Investments (cost $93,940,431)				96,195,248

SHORT-TERM INVESTMENTS 7.46%

REPURCHASE AGREEMENTS 7.46%
Repurchase Agreement dated 3/28/2024, 5.230% due 4/1/2024 with Barclays Bank PLC collateralized by $6,915,000 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $6,936,000; proceeds: $6,803,952 (cost $6,800,000)			6,800,000	6,800,000
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $911,600 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $900,687; proceeds: $883,220 (cost $882,945)			882,945	882,945
Total Repurchase Agreements (cost $7,682,945)				7,682,945
Total Investments in Securities 100.91% (cost $101,623,376)				103,878,193
Less Unfunded Loan Commitments (0.13%) (cost $130,368)				(130,680)
Net Investments in Securities 100.78% (cost $101,493,008)				103,747,513
Other Assets and Liabilities – Net(e) (0.78)%				(810,703)
Net Assets 100.00%				$102,936,810

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $33,942,141, which represents 32.97% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(c)	Interest Rate to be determined.
(d)	Security partially/fully unfunded.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Total Return Swap Contracts at March 31, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	39,074	Long	6/20/2024	$39,074	$(2)	$ 66,754	$ 66,752
Morgan Stanley	IBOXX	12-Month USD SOFR Index	9,958	Long	9/20/2024	9,958	(1)	55,316	55,315
Total						$49,032	$(3)	$122,070	$122,067

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leverage Loan Index.
(1)	Upfront payments paid (received) are presented net of amortization.

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	654,000	$709,211	$706,943	$2,268

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	5/22/2024	210,000	$230,539	$227,000	$(3,539)

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SPECIAL SITUATIONS INCOME FUND March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$42,697,320	$–	$42,697,320
Floating Rate Loans	–	53,497,928	–	53,497,928
Less Unfunded Commitments	–	(130,680)	–	(130,680)
Short-Term Investments
Repurchase Agreements	–	7,682,945	–	7,682,945
Total	$–	$103,747,513	$–	$103,747,513
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$122,067	$–	$122,067
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	2,268	–	2,268
Liabilities	–	(3,539)	–	(3,539)
Total	$–	$120,796	$–	$120,796

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	7

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Special Situations Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investment to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the Fund did not have any securities on loan.

QPHR-LA-SSIF-1Q
(05/24)